T. ROWE PRICE Retirement 2030 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 26.8%
T. Rowe Price Funds:
New Income Fund  1,847,760 15,419 148,244 199,990,576 1,679,921
International Bond Fund (USD
Hedged)  640,106 10,316 26,091 68,086,071 608,009
U.S. Treasury Long-Term Index
Fund  575,891 59,756 18,758 67,487,170 597,261
Dynamic Global Bond Fund  517,113 4,323 59,288 47,217,938 465,097
Limited Duration Inflation
Focused Bond Fund  577,553 29,129 251,351 68,542,777 351,624
Emerging Markets Bond Fund  287,187 49,423 4,167 36,746,369 310,507
High Yield Fund  286,918 24,932 4,513 51,401,706 292,476
Floating Rate Fund  252,784 3,200 64,313 21,372,269 195,770
Total Bond Mutual Funds (Cost $5,073,179) 4,500,665
EQUITY MUTUAL FUNDS 69.8%
T. Rowe Price Funds:
Value Fund  2,520,207 632 271,677 50,020,254 2,086,845
Growth Stock Fund (2) 1,727,662 242,538 40,496 26,289,877 1,900,495
Equity Index 500 Fund  1,519,267 25,543 108,368 11,690,883 1,218,657
Overseas Stock Fund  1,048,753 40,259 28,915 88,284,252 938,462
International Value Equity Fund  1,097,836 269 135,099 63,880,328 835,555
International Stock Fund  896,683 415 36,734 49,150,446 801,644
Real Assets Fund  549,171 86,165 15,121 41,529,163 559,398
Mid-Cap Growth Fund (2) 493,927 127 6,176 5,151,436 474,035
Mid-Cap Value Fund  526,094 124 28,827 14,524,236 456,061
U.S. Large-Cap Core Fund  270,092 175,953 4,897 14,131,334 432,419
U.S. Equity Research Fund  386,570 61,120 4,351 11,340,394 428,100
Emerging Markets Discovery
Stock Fund  395,941 5,190 3,315 29,701,157 373,046
Emerging Markets Stock Fund  388,515 89 17,310 9,620,637 344,034
Small-Cap Stock Fund  355,316 84 20,907 5,946,606 333,248
Small-Cap Value Fund  378,868 81 57,684 5,660,620 301,032
New Horizons Fund (2) 203,115 59 11,169 3,947,852 212,157
Total Equity Mutual Funds (Cost $8,448,468) 11,695,188
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,148 346,581 345,597 31,443 3,145
Total Other Mutual Funds (Cost $3,127) 3,145
T. ROWE PRICE Retirement 2030 Fund

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 424,406 858,628 710,815 572,219,081 572,219
Total Short-Term Investments (Cost $572,219) 572,219
Total Investments in Securities 100.0%
(Cost $14,096,993) $ 16,771,217
Other Assets Less Liabilities (0.0)% (7,004)
Net Assets 100.0% $ 16,764,213
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 19 MSCI EAFE Index contracts 9/22 (1,736) $ 17
Short, 497 Russell 2000 E-Mini Index contracts 9/22 (45,838) (2,363)
Long, 462 S&P 500 E-Mini Index contracts 9/22 91,395 2,750
Short, 401 U.S. Treasury Notes five year contracts 12/22 (44,439) 153
Net payments (receipts) of variation margin to date (969)
Variation margin receivable (payable) on open futures contracts $ (412)

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (733) $ 2,949 $ 4,200
Emerging Markets Bond Fund  (291) (21,936) 5,028
Emerging Markets Discovery Stock Fund  309 (24,770) —
Emerging Markets Stock Fund  3,206 (27,260) —
Equity Index 500 Fund  160,500 (217,785) 5,675
Floating Rate Fund  (5,048) 4,099 3,142
Growth Stock Fund  1,771 (29,209) —
High Yield Fund  (246) (14,861) 4,608
International Bond Fund (USD Hedged)  (2,252) (16,322) 4,088
International Stock Fund  (2,965) (58,720) —
International Value Equity Fund  (927) (127,451) —
Limited Duration Inflation Focused Bond Fund  (4,684) (3,707) —
Mid-Cap Growth Fund  1,041 (13,843) —
Mid-Cap Value Fund  4,680 (41,330) —
New Horizons Fund  (2,634) 20,152 —
New Income Fund  (16,082) (35,014) 11,960
Overseas Stock Fund  5,372 (121,635) —
Real Assets Fund  119 (60,817) —
Small-Cap Stock Fund  305 (1,245) —
Small-Cap Value Fund  12,775 (20,233) —
Transition Fund  1,590 13 170
U.S. Equity Research Fund  (66) (15,239) —
U.S. Large-Cap Core Fund  224 (8,729) —
U.S. Treasury Long-Term Index Fund  (5,060) (19,628) 4,308
Value Fund  42,590 (162,317) —
U.S. Treasury Money Fund, 2.40% — — 1,952
Totals $ 193,494# $ (1,014,838) $ 45,131+
# Capital gain distributions from underlying Price funds represented $1,911 of the net realized gain (loss).
+ Investment income comprised $45,131 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2030 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2030 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F142-054Q1 08/22